ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The following table presents details of accounts payable and accrued liabilities:

	December 31,
	2020	2019
Accounts payable and accrued liabilities:
Payroll	$2,760	$1,432
Legal expense accruals	91	119
Trade accounts payable	1,339	409
Other accrued liabilities	322	385
Total accounts payable and accrued liabilities	$4,512	$2,345